Interest in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of carrying amount of interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2021	2020
	$m	$m
Interests in associates	29,515	26,594
Interests in joint ventures	94	90
Interests in associates and joint ventures	29,609	26,684

Disclosure of interests in associates

Principal associates of HSBC
	2021		2020
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	23,616	8,537	21,248	7,457
The Saudi British Bank	4,426	5,599	4,215	4,197
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

	At 31 Dec 2021
	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited	People’s Republic of China	Banking services	19.03
The Saudi British Bank	Saudi Arabia	Banking services	31.00

	At 31 Dec 2021			At 31 Dec 2020
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	24.8	23.6	8.5	21.8	21.2	7.5

Selected balance sheet information of BoCom
	At 30 Sep
	2021	2020
	$m	$m
Cash and balances at central banks	123,194	121,987
Loans and advances to banks and other financial institutions	98,932	107,334
Loans and advances to customers	993,956	870,728
Other financial assets	541,577	508,328
Other assets	47,679	44,622
Total assets	1,805,338	1,652,999
Deposits by banks and other financial institutions	287,057	273,708
Customer accounts	1,099,266	1,012,732
Other financial liabilities	228,135	207,110
Other liabilities	40,070	31,105
Total liabilities	1,654,528	1,524,655
Total equity	150,810	128,344

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2021	2020
	$m	$m
Net interest income	24,582	21,994
Net fee and commission income	7,170	6,398
Change in expected credit losses and other credit impairment charges	(9,701)	(9,698)
Depreciation and amortisation	(2,297)	(2,072)
Tax expense	(1,045)	(858)
Profit for the year	14,199	10,261
Other comprehensive income	(368)	(769)
Total comprehensive income	13,831	9,492
Dividends received from BoCom	692	633
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	161
Barrowgate Limited	15.31	162
BGF Group PLC	24.61	163
Bud Financial Limited	10.89	1, 164
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited	26.00	165
CFAC Payment Scheme Limited (In Liquidation)	33.33	166
Contour Pte Ltd	12.60	167
Divido Financial Services Limited	5.60	168
Episode Six Limited	8.09	169
EPS Company (Hong Kong) Limited	38.66	49
EURO Secured Notes Issuer	16.66	170
GZHS Research Co Ltd	20.50	171
HSBC Jintrust Fund Management Company Limited	49.00	172
HSBC UK Covered Bonds (LM) Limited	20.00	173
HSBC UK Covered Bonds LLP	N/A	0, 18
Icon Brickell LLC (In Liquidation)	N/A	0, 174
Liquidity Match LLC	N/A	0, 175
London Precious Metals Clearing Limited	25.00	176
MENA Infrastructure Fund (GP) Ltd	33.33	177
Quantexa Ltd	10.10	178
Services Epargne Entreprise	14.18	179
Simon Group LLC	N/A	0, 180
sino AG	24.94	181
The London Gold Market Fixing Limited	25.00	159
The Saudi British Bank	31.00	182
Trade Information Network Limited	16.67	183
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	0, 41
Vizolution Limited	17.95	1, 184
We Trade Innovation Designated Activity Company	9.88	1, 185
Threadneedle Software Holdings Limited	6.60	186

Sensitivity of VIU to reasonably possible changes in key assumptions
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
•Long-term profit growth rate	•Decrease by 28 basis points
•Long-term asset growth rate	•Increase by 23 basis points
•Discount rate	•Increase by 36 basis points
•Expected credit losses as a percentage of customer advances	•Increase by 4 basis points
•Risk-weighted assets as a percentage of total assets	•Increase by 194 basis points
•Operating income growth rate	•Decrease by 39 basis points
•Cost-income ratio	•Increase by 109 basis points
•Long-term effective tax rate	•Increase by 322 basis points
•Capital requirements – capital adequacy ratio	•Increase by 40 basis points
•Capital requirements – tier 1 capital adequacy ratio	•Increase by 195 basis points

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2021
Long-term profit growth rate[1]	87	4.2	29.0	(69)	(2.7)	22.1
Long-term asset growth rate[1]	(69)	2.9	27.7	87	(4.7)	20.1
Discount rate[2]	(133)	5.4	30.2	207	(5.3)	19.5
Expected credit losses as a percentage of customer advances	2021 to 2025: 103 2026 onwards: 91	1.5	26.3	2021 to 2025: 121 2026 onwards: 105	(2.7)	22.1
Risk-weighted assets as a percentage of total assets	(111)	0.2	25.0	280	(2.1)	22.7
Operating income growth rate	37	1.0	25.8	(58)	(1.8)	23.0
Cost-income ratio	(152)	1.7	26.5	174	(1.7)	23.1
Long-term effective tax rate	(104)	0.3	25.1	1,000	(3.6)	21.2
Capital requirements – capital adequacy ratio	—	—	24.8	325	(10.0)	14.8
Capital requirements – tier 1 capital adequacy ratio	—	—	24.8	364	(6.5)	18.3
At 31 Dec 2020
Long-term profit growth rate[1]	—	—	21.8	(50)	(1.3)	20.5
Long-term asset growth rate[1]	(50)	1.4	23.2	—	—	21.8
Discount rate	(47)	1.2	23.0	53	(1.2)	20.6
Expected credit losses as a percentage of customer advances	2020 to 2024: 96 2025 onwards: 76	2.3	24.1	2020 to 2024: 122 2025 onwards: 95	(2.1)	19.7
Risk-weighted assets as a percentage of total assets	(40)	0.1	21.9	166	(0.8)	21.0
Operating income growth rate	2	0.2	22.0	(69)	(1.5)	20.3
Cost-income ratio	(149)	1.3	23.1	120	(1.2)	20.6
Long-term effective tax rate	(316)	0.9	22.7	820	(2.2)	19.6
Capital requirements – capital adequacy ratio	—	—	21.8	297	(7.8)	14.0
Capital requirements – tier 1 capital adequacy ratio	—	—	21.8	263	(5.3)	16.5
1 The reasonably possible ranges of the long-term profit growth rate and long-term asset growth rate assumptions reflect the close relationship between these assumptions, which would result in offsetting changes to each assumption.
2 The unfavourable change in the reasonably possible ranges of the discount rate assumption reflects the impact of adopting the average of the rates adopted by selected external analysts.

Summarised aggregate financial information of associates

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 31 Dec
	2021	2020
	$m	$m
HSBC’s share of total shareholders’ equity	23,097	20,743
Goodwill and other intangible assets	519	505
Carrying amount	23,616	21,248